Net debt	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Net debt

31. Net debt

		2017	2016
	Listing exchange	£m	£m
Current assets:
Liquid investments		78	89
Cash and cash equivalents		3,833	4,897

		3,911	4,986

Short-term borrowings:
Commercial paper		(529)	(1,094)
Bank loans and overdrafts		(236)	(332)
Obligations under finance leases		(23)	(23)
1.50% US$ US Medium Term Note 2017	New York Stock Exchange	—	(1,612)
5.625% € European Medium Term Note 2017	London Stock Exchange	—	(1,068)
5.65% US$ US Medium Term Note 2018	New York Stock Exchange	(2,037)	—

		(2,825)	(4,129)

Long-term borrowings:
5.65% US$ US Medium Term Note 2018	New York Stock Exchange	—	(2,216)
0.625% € European Medium Term Note 2019	London Stock Exchange	(1,324)	(1,276)
0% € European Medium Term Note 2020	London Stock Exchange	(1,060)	—
2.85% US$ US Medium Term Note 2022	New York Stock Exchange	(1,474)	(1,603)
2.8% US$ US Medium Term Note 2023	New York Stock Exchange	(919)	(999)
1.375% € European Medium Term Note 2024	London Stock Exchange	(876)	(845)
4.00% € European Medium Term Note 2025	London Stock Exchange	(659)	(635)
1% € European Medium Term Note 2026	London Stock Exchange	(617)	—
3.375% £ European Medium Term Note 2027	London Stock Exchange	(593)	(593)
1.375% € European Medium Term Note 2029	London Stock Exchange	(439)	—
5.25% £ European Medium Term Note 2033	London Stock Exchange	(986)	(986)
5.375% US$ US Medium Term Note 2034	London Stock Exchange	(368)	(401)
6.375% US$ US Medium Term Note 2038	New York Stock Exchange	(2,021)	(2,199)
6.375% £ European Medium Term Note 2039	London Stock Exchange	(695)	(695)
5.25% £ European Medium Term Note 2042	London Stock Exchange	(989)	(988)
4.2% US$ US Medium Term Note 2043	New York Stock Exchange	(363)	(395)
4.25% £ European Medium Term Note 2045	London Stock Exchange	(789)	(789)
Obligations under finance leases		(43)	(41)
Other long term borrowings		(49)	—

		(14,264)	(14,661)

Net debt		(13,178)	(13,804)

Current assets

Liquid investments are classified as available-for-sale investments. At 31 December 2017, they included US Treasury Notes and other government bonds. The effective interest rate on liquid investments at 31 December 2017 was approximately 1.0% (2016 – approximately 0.7%). Liquid investment balances at 31 December 2017 earning interest at floating rates amount to £78 million (2016 – £89 million). Liquid investment balances at 31 December 2017 earning interest at fixed rates amount to £nil million (2016 – £nil).

The effective interest rate on cash and cash equivalents at 31 December 2017 was approximately 1.3% (2016 – approximately 1.3%). Cash and cash equivalents at 31 December 2017 earning interest at floating and fixed rates amount to £3,832 million and £1 million respectively (2016 – £4,584 million and £3 million).

GSK’s policy regarding the credit quality of cash and cash equivalents is referred to in Note 42, ‘Financial instruments and related disclosures’.

Short-term borrowings

GSK has a $10 billion (£7.4 billion) US commercial paper programme, of which $0.7 billion (£0.5 billion) was in issue at 31 December 2017 (2016 – $1.4 billion (£1.1 billion)). GSK also has £1.9 billion five year committed facilities and $2.5 billion (£1.9 billion) of 364 day committed facilities. The five-year committed facilities were agreed in September 2015 and were extended by one year to 2021 in September 2016. The 364 day committed facilities were agreed in August 2017. Liquid investments, cash and cash equivalents were as shown in the table on page 199.

The weighted average interest rate on commercial paper borrowings at 31 December 2017 was 1.53% (2016 – 0.88%).

The weighted average interest rate on current bank loans and overdrafts at 31 December 2017 was 4.65% (2016 – 3.47%).

The average effective pre-swap interest rate of notes classified as short term at 31 December 2017 was 5.92% (2016 – 3.18%).

Long-term borrowings

At the year-end, GSK had long-term borrowings of £14.3 billion (2016 – £14.7 billion) of which £10.3 billion (2016 – £11.1 billion) falls due in more than five years. The average effective pre-swap interest rate of all notes in issue at 31 December 2017 was approximately 3.6% (2016 – approximately 4.1%).

Long-term borrowings repayable after five years carry interest at effective rates between 1.07% and 6.66%, with repayment dates ranging from 2023 to 2045.

Pledged assets

The Group held pledged investments in US Treasury Notes with a par value of $105 million (£78 million), (2016 – $105 million (£85 million)) as security against irrevocable letters of credit issued on the Group’s behalf in respect of the Group’s self-insurance activity. Provisions in respect of self-insurance are included within the provisions for legal and other disputes discussed in Note 29, ‘Other provisions’. In addition, £20 million (2016 – £23 million) of assets included in Note 22, ‘Other non-current assets’, which do not form part of Net debt, were pledged as collateral against future rental payments under operating lease arrangements entered into by Human Genome Sciences, Inc. prior to its acquisition by the Group.

Finance lease obligations

	2017	2016
	£m	£m
Rental payments due within one year	25	25
Rental payments due between one and two years	29	23
Rental payments due between two and three years	9	12
Rental payments due between three and four years	3	7
Rental payments due between four and five years	2	—
Rental payments due after five years	10	—

Total future rental payments	78	67
Future finance charges	(12)	(3)

Total finance lease obligations	66	64